Tangible assets - Leased out under an operating lease (Details) - EUR (€) € in Millions	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases		€ 18,559	€ 19,221	€ 16,444
Variable lease payments	€ 0
Santander Consumer USA Holdings, Inc. | Vehicles
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases		€ 13,455	€ 14,799